Consolidated statement of comprehensive income $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2019 USD ($) $ / shares		Apr. 30, 2017 USD ($) $ / shares		Oct. 31, 2018 USD ($) $ / shares
Continuing operations [Abstract]
Revenue	$ 3,348.4	[1]	$ 1,077.3		$ 4,754.4
Cost of sales	(789.9)		(216.4)		(1,302.7)
Gross profit	2,558.5		860.9		3,451.7
Selling and distribution costs	(1,224.8)		(363.2)		(1,764.2)
Research and development expenses	(491.2)		(122.8)		(680.8)
Administrative expenses	(620.8)		(147.5)		(629.9)
Operating profit	221.7		227.4		376.8
Finance costs	(282.4)		(96.8)		(350.4)
Finance income	26.6		1.0		7.7
Net finance costs	(255.8)		(95.8)		(342.7)
Profit/(loss) before tax	(34.1)	[1]	131.6		34.1
Taxation	16.0		(7.5)		673.1
Profit/(loss) from continuing operations	(18.1)		124.1	[2]	707.2
Profit from discontinued operation (attributable to equity shareholders of the Company)	1,487.2	[1]	33.7	[2]	76.9
Profit for the period	1,469.1		157.8	[2]	784.1
Attributable to:
Equity shareholders of the company	1,468.8		157.9		784.0
Non-controlling interests	0.3		(0.1)		0.1
Continuing operations
Actuarial loss on pension schemes liabilities	(26.2)		(0.2)		(8.9)
Actuarial (loss)/gain on non-plan pension assets	0.3		0.3		(5.3)
Deferred tax movement	13.0		(0.1)		3.8
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities	0.1		0.6		(1.5)
Actuarial gain on non-plan pension assets	0.1		(0.2)		(0.5)
Deferred tax movement	0.0		(0.2)		0.5
Currency translation differences - discontinued operation	(1.5)
Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements	(122.9)				86.4
Current tax movement	23.3				(16.4)
Deferred tax movement	14.0
Currency translation differences - continuing operations	(206.2)		(4.9)		(29.5)
Currency translation differences - discontinued operation			(1.0)		0.7
Other comprehensive income/(expense) for the period	(306.0)	[3]	(5.7)		29.3
Total comprehensive income/(expense) for the period	1,163.1		152.1		813.4
Attributable to:
Equity shareholders of the Company	1,162.8		152.2		813.3
Non-controlling interests	0.3		(0.1)		0.1
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations	(322.8)		119.2		737.3
Discontinued operations	$ 1,485.9		$ 32.9		$ 76.1
From continuing and discontinued operations
Basic (in dollars per share) | (per share)	$ 3.8850		$ 0.6888		$ 2.0170
Diluted (in dollars per share) | (per share)	3.8435		0.6651		1.9617
From continuing operations
Basic (in dollars per share) | (per share)	(0.0487)		0.5417		1.8191
Diluted (in dollars per share) | (per share)	$ (0.0487)		$ 0.5231		$ 1.7692
Before Exceptional Items [Member]
Continuing operations [Abstract]
Revenue	$ 3,348.4		$ 1,077.3		$ 4,754.4
Cost of sales	(777.3)		(213.5)		(1,237.3)
Gross profit	2,571.1		863.8		3,517.1
Selling and distribution costs	(1,216.4)		(357.7)		(1,725.0)
Research and development expenses	(491.7)		(116.0)		(663.4)
Administrative expenses	(347.1)		(65.5)		(213.7)
Operating profit	515.9		324.6		915.0
Finance costs	(282.4)		(96.8)		(344.0)
Finance income	26.6		1.0		7.1
Net finance costs	(255.8)		(95.8)		(336.9)
Profit/(loss) before tax	260.1		228.8		578.1
Taxation	(38.3)		(19.1)		(125.1)
Profit/(loss) from continuing operations	221.8		209.7		453.0
Profit from discontinued operation (attributable to equity shareholders of the Company)	28.7		33.7		76.9
Profit for the period	250.5		243.4		529.9
Attributable to:
Equity shareholders of the company	250.2		243.5		529.8
Non-controlling interests	0.3		(0.1)		0.1
Continuing operations
Actuarial loss on pension schemes liabilities	(26.2)		(0.2)		(8.9)
Actuarial (loss)/gain on non-plan pension assets	0.3		0.3		(5.3)
Deferred tax movement	13.0		(0.1)		3.8
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities	0.1		0.6		(1.5)
Actuarial gain on non-plan pension assets	0.1		(0.2)		(0.5)
Deferred tax movement	0.0		(0.2)		0.5
Currency translation differences - discontinued operation	0.0
Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements	(122.9)				86.4
Current tax movement	23.3				(16.4)
Deferred tax movement	14.0
Currency translation differences - continuing operations	(206.2)		(4.9)		(29.5)
Currency translation differences - discontinued operation			(1.0)		0.7
Other comprehensive income/(expense) for the period	(304.5)		(5.7)		29.3
Total comprehensive income/(expense) for the period	(54.0)		237.7		559.2
Attributable to:
Equity shareholders of the Company	(54.3)		237.8		559.1
Non-controlling interests	0.3		(0.1)		0.1
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations	(82.9)		204.8		483.1
Discontinued operations	28.9		32.9		76.1
Exceptional Items Adjustments [Member]
Continuing operations [Abstract]
Revenue	0.0		0.0		0.0
Cost of sales	(12.6)		(2.9)		(65.4)
Gross profit	(12.6)		(2.9)		(65.4)
Selling and distribution costs	(8.4)		(5.5)		(39.2)
Research and development expenses	0.5		(6.8)		(17.4)
Administrative expenses	(273.7)		(82.0)		(416.2)
Operating profit	(294.2)		(97.2)		(538.2)
Finance costs	0.0		0.0		(6.4)
Finance income	0.0		0.0		0.6
Net finance costs	0.0		0.0		(5.8)
Profit/(loss) before tax	(294.2)		(97.2)		(544.0)
Taxation	54.3		11.6		798.2
Profit/(loss) from continuing operations	(239.9)		(85.6)		254.2
Profit from discontinued operation (attributable to equity shareholders of the Company)	1,458.5		0.0		0.0
Profit for the period	1,218.6		(85.6)		254.2
Attributable to:
Equity shareholders of the company	1,218.6		(85.6)		254.2
Non-controlling interests	0.0		0.0		0.0
Continuing operations
Actuarial loss on pension schemes liabilities	0.0		0.0		0.0
Actuarial (loss)/gain on non-plan pension assets	0.0		0.0		0.0
Deferred tax movement	0.0		0.0		0.0
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities	0.0		0.0		0.0
Actuarial gain on non-plan pension assets	0.0		0.0		0.0
Deferred tax movement	0.0		0.0		0.0
Currency translation differences - discontinued operation	(1.5)
Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements	0.0				0.0
Current tax movement	0.0				0.0
Deferred tax movement	0.0
Currency translation differences - continuing operations	0.0		0.0		0.0
Currency translation differences - discontinued operation			0.0		0.0
Other comprehensive income/(expense) for the period	(1.5)		0.0		0.0
Total comprehensive income/(expense) for the period	1,217.1		(85.6)		254.2
Attributable to:
Equity shareholders of the Company	1,217.1		(85.6)		254.2
Non-controlling interests	0.0		0.0		0.0
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations	(239.9)		(85.6)		254.2
Discontinued operations	$ 1,457.0		$ 0.0		$ 0.0

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.
[2]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)
[3]	$21.6m of foreign exchange movements arising on the re-denomination of intangible assets, see note 11, have been recognized as ''currency translation differences - continuing operations'' and $1.5m of currency translation differences are recorded in retained earnings at October 31, 2019, net of $4.9m of deferred tax.